Schedule of Investments (unaudited) May 31, 2020	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 3.0%
Navient Solutions LLC, 0.00% 10/03/22(a)	$12,402	$12,129,776
Private Export Funding Corp.
1.75%, 11/15/24	2,840	2,963,142
Series EE, 2.80%, 05/15/22	23	24,053
Series KK, 3.55%, 01/15/24	5,045	5,552,426

		20,669,397

Total Corporate Bonds & Notes — 3.0% (Cost: $19,801,588)		20,669,397

Foreign Government Obligations(b)

Iraq — 7.2%
Iraq Government AID Bond, 2.15%, 01/18/22	48,981	50,417,613

Israel — 9.9%
Israel Government AID Bond
5.13%, 11/01/24	1,200	1,430,448
5.50%, 09/18/23	36,066	42,023,742
5.50%, 12/04/23	14,392	16,983,136
5.50%, 04/26/24	1,764	2,103,711
5.50%, 09/18/33	3,914	5,950,454
Series 2-Z, 0.00%, 09/15/20(a)	4	3,995

		68,495,486

Total Foreign Government Obligations — 17.1% (Cost: $113,337,227)		118,913,099

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 74.2%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(a)	100	92,047
Federal Farm Credit Banks
1.75%, 07/01/22	19,865	20,424,001
1.77%, 06/26/23	600	624,180
1.85%, 08/05/22	630	648,988
2.80%, 12/17/21	4,000	4,143,400
2.85%, 09/20/21	5,175	5,334,545
2.88%, 05/26/21	5,500	5,631,890
3.00%, 10/19/21	600	620,952
3.05%, 11/15/21	900	936,990
3.17%, 03/07/28	5	5,779
3.35%, 03/23/33	100	120,811
5.13%, 07/09/29	267	354,710
Federal Farm Credit Banks Funding Corp.
0.87%, 09/23/22 (Call 09/23/20)	10,000	10,014,000
0.95%, 11/05/25 (Call 08/05/20)	5,000	4,997,700
1.00%, 06/30/22 (Call 09/30/20)	19,000	19,037,240
1.13%, 07/14/21	6,375	6,441,682
1.55%, 01/28/22	23,000	23,510,600
1.85%, 07/26/24	620	652,277
1.90%, 06/24/21	3,000	3,045,240
2.03%, 01/21/28	1,267	1,368,740
2.25%, 06/11/21	11,810	12,060,136
2.38%, 03/14/25	16,000	17,413,600
2.50%, 12/09/22	1,715	1,807,730
2.88%, 12/10/21	22,445	23,318,559
3.38%, 12/08/23	1,490	1,647,344
4.00%, 09/01/28	810	988,160
5.63%, 03/14/36	1,000	1,553,340

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Banks
1.38%, 02/17/23	$15,560	$16,026,178
1.63%, 12/20/21	25,000	25,550,750
2.13%, 12/14/29	3,200	3,503,584
2.50%, 12/10/27	6,480	7,244,705
2.63%, 12/10/21	3,335	3,457,928
2.88%, 09/13/24	5,250	5,786,287
3.00%, 09/10/21	50	51,728
3.00%, 10/12/21	9,895	10,274,473
3.00%, 03/10/28	4,640	5,370,429
3.13%, 09/09/22	1,000	1,062,140
3.13%, 06/13/25	1,055	1,189,586
3.13%, 09/12/25	30	33,995
3.25%, 06/09/28	100	117,380
3.25%, 11/16/28	1,000	1,191,960
3.63%, 06/11/21	100	103,477
5.50%, 07/15/36	3,475	5,427,811
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(a)	42,000	40,239,780
0.00%, 12/14/29(a)	17,826	15,669,945
0.00%, 12/17/29(a)	10,391	9,186,060
0.55%, 05/12/23 (Call 11/12/20)	30,000	29,986,200
1.13%, 08/12/21	4,000	4,044,440
2.38%, 01/13/22	45,464	47,060,241
2.40%, 06/10/22 (Call 06/10/20)	2,305	2,306,268
6.75%, 09/15/29	500	754,880
Series 1, 0.00%, 11/15/38(a)	9,800	6,808,550
Federal National Mortgage Association
0.63%, 04/22/25	6,985	7,020,135
1.25%, 08/17/21	6,540	6,624,889
1.63%, 01/07/25	3,480	3,660,821
2.00%, 01/05/22	8,205	8,438,432
5.63%, 07/15/37	940	1,504,320
6.03%, 10/08/27	2,991	4,038,807
6.09%, 09/27/27	6,618	9,003,260
6.21%, 08/06/38	1,500	2,536,395
6.32%, 12/20/27	292	405,515
7.13%, 01/15/30	8,000	12,481,920
7.25%, 05/15/30	3,600	5,720,724
NCUA Guaranteed Notes, Series A5, 3.45%, 06/12/21	1,850	1,906,481
Resolution Funding Corp., Series B, 9.38%, 10/15/20	1,049	1,084,058
Resolution Funding Corp. Interest Strip, 0.00%, 10/15/27(a)	300	269,772
Tennessee Valley Authority
1.88%, 08/15/22	2,000	2,069,200
4.65%, 06/15/35	1,000	1,352,720
4.88%, 01/15/48	4,413	6,757,450
5.25%, 09/15/39	6,179	9,263,124
5.50%, 06/15/38	1,000	1,508,360
5.88%, 04/01/36	6,800	10,371,496
Series A, 2.88%, 02/01/27	75	83,819
Series B, 4.70%, 07/15/33	3,821	5,241,380
Series E, 6.75%, 11/01/25	3,585	4,738,294
Tennessee Valley Authority Principal STRIP, 0.00%, 11/01/25(a)	200	190,206

		515,514,994

U.S. Government Obligations — 1.1%
U.S. Treasury Bill
0.00%, 07/02/20(a)	5,000	4,999,527
0.16%, 11/27/20	1,000	999,224

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
U.S. Treasury Note/Bond, 1.25%, 05/15/50	$1,450	$1,395,625

		7,394,376

Total U.S. Government & Agency Obligations — 75.3% (Cost: $504,696,896)		522,909,370

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	23,068	23,068,000

Total Short-Term Investments — 3.3% (Cost: $23,061,646)		23,068,000

Total Investments in Securities — 98.7% (Cost: $660,897,357)		685,559,866

Other Assets, Less Liabilities — 1.3%		9,369,394

Net Assets — 100.0%		$694,929,260

(a)	Zero-coupon bond.
(b)	U.S. dollar denominated security issued by foreign domiciled entity.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,759	(2,691)	23,068	$23,068,000	$26,293	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$20,669,397	$—	$ 20,669,397
Foreign Government Obligations	—	118,913,099	—	118,913,099
U.S. Government & Agency Obligations	—	522,909,370	—	522,909,370
Money Market Funds	23,068,000	—	—	23,068,000

	$23,068,000	$662,491,866	$—	$685,559,866

Portfolio Abbreviations — Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

2